UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period:  August 31, 2010

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

RWN3 Conservative Allocation Fund

SEMI-ANNUAL REPORT
August 31, 2010

www.RWN3.com

RWN3 Conservative Allocation Fund
a series of the Investment Managers Series Trust

Table of Contents

Fund Expenses	1
Schedule of Investments	2
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Supplemental Information	12
Privacy Notice	14

This report and the financial statements contained herein are provided for the general information of the shareholders of the RWN3 Conservative Allocation Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

RWN3 Conservative Allocation Fund
Fund Expenses – August 31, 2010 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from the inception date of 3/31/10 to 8/31/10.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	3/31/10	8/31/10	3/31/10-8/31/10

Actual Performance*	$1,000.00	$984.00	$5.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.82	$5.32

*Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365.  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

RWN3 Conservative Allocation Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2010
(Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 27.2%
	CONSUMER STAPLES - 7.4%
1,069	Altria Group, Inc.	23,860
99	Clorox Co.	6,417
317	Lorillard, Inc.	24,095
		54,372

	ENERGY - 9.4%
309	Chevron Corp.	22,915
398	Exxon Mobil Corp.	23,546
1,128	Spectra Energy Corp.	22,944
		69,405

	HEALTHCARE - 2.8%
611	Roche Holding AG - ADR	20,731

	INDUSTRIALS - 1.1%
240	Alexander & Baldwin, Inc.	8,122

	UTILITIES - 6.5%
576	Exelon Corp.	23,455
659	FirstEnergy Corp.	24,073
		47,528

	TOTAL COMMON STOCKS
	(Cost $203,311)	200,158

	EXCHANGE TRADED FUNDS - 70.4%
965	Grail McDonnell Core Taxable Bond	50,315
492	iShares Barclays Intermediate Credit Bond Fund	53,126
143	iShares iBoxx $ High Yield Corporate Bond Fund	12,463
450	iShares iBoxx Investment Grade Corporate Bond Fund	50,850
1,373	PowerShares Emerging Markets Sovereign Debt Portfolio	37,963
2,606	SPDR Barclays Capital Aggregate Bond	150,392
320	SPDR Barclays Capital High Yield Bond	12,451
1,922	Vanguard Short-Term Corporate Bond	149,589

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $510,918)	517,149

RWN3 Conservative Allocation Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2010
(Unaudited)

Principal
Amount		Value
	SHORT-TERM INVESTMENTS - 6.0%
$43,624	UMB Money Market Fiduciary, 0.03%†	$43,624

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $43,624)	43,624

	TOTAL INVESTMENTS - 103.6%
	(Cost $757,853)	760,931
	Liabilites in excess of other assets - (3.6)%	(26,150)
	TOTAL NET ASSETS - 100.0%	734,781

ADR	American Depository Receipt
†	The rate is the annualized seven-day yield at period end

See accompanying Notes to Financial Statements

Sector Representation as of 8/31/10 (% of net assets)
Sector Breakdown	% of Total Net Assets
Energy	9.4%
Consumer Staples	7.4%
Utilities	6.5%
Health Care	2.8%
Industrials	1.1%
Short-Term Investments	6.0%
Exchange Traded Funds	70.4%
Total Investments	103.6%
Liabilites in excess of other assets	(3.6	) %
Total Net Assets	100.0%

RWN3 Conservative Allocation Fund
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2010 (Unaudited)

ASSETS
Investments in securities, at value (cost $757,853)	$760,931
Dividends and interest	1,633
From Advisor	16,848
Offering costs	20,338
Prepaid expenses	351
Total assets	800,101

LIABILITIES
Payables:
Investment securities purchased	34,384
Transfer agent fees	7,044
Fund accounting fees	4,767
Administration fees	4,002
Chief Compliance Officer fees	1,684
Trustees fees	1,142
Custody fees	663
Accrued other expenses	11,634
Total liabilities	65,320

NET ASSETS	$734,781

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$741,182
Accumulated net investment income	4,709
Accumulated net realized loss on investments	(14,188)
Net unrealized appreciation on investments	3,078
Net Assets	$734,781

Net asset value, offering and redemption price per share
[$734,781/74,651 shares outstanding]	$9.84

See accompanying Notes to Financial Statements.

RWN3 Conservative Allocation Fund
STATEMENT OF OPERATIONS
For the Period March 31, 2010* to August 31, 2010 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$7,340
Interest	6
Total income		$7,346

Expenses
Advisory fee	2,110
Transfer agent fees	21,383
Administration fees	14,252
Offering cost	14,230
Fund accounting fees	11,558
Audit fees	6,724
Chief compliance officer fees	4,944
Custody fees	3,622
Legal fees	3,592
Trustees fees and expenses	2,382
Miscellaneous	1,900
Shareholder reporting expense	1,502
Insurance expense	479
Registration fees	254

Total expenses		88,932
Less: Investment advisory fee waived		(2,110)
Less: Other expenses reimbursed		(84,185)
Net expenses		2,637
Net investment income		4,709

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss on investments		(14,188)
Net change in unrealized appreciation on investments		3,078
Net realized and unrealized loss on investments		(11,110)

Net Decrease in Net Assets from Operations		$(6,401)

* Commencement of operation.

See accompanying Notes to Financial Statements.

RWN3 Conservative Allocation Fund
STATEMENT OF CHANGES IN NET ASSETS

		For the Period from
		March 31, 2010*
		to August 31, 2010
		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income		$4,709
Net realized loss on investments		(14,188)
Net unrealized appreciation on investments		3,078
Net decrease in net assets resulting from operations		(6,401)

Capital Transactions
Net increase in net assets derived from
net change in outstanding shares (a)		741,182

Total increase in net assets		734,781

NET ASSETS
Beginning of period		-
End of period		$734,781

Accumulated net investment income		$4,709

(a) A summary of share transactions is as follows:
	For the Period
	March 31, 2010* to August 31, 2010
	(Unaudited)
	Shares	Paid-in Capital
Shares sold	74,651	$741,182
Shares reinvested	-
Shares redeemed	-	-
Net increase	74,651	$741,182

* Commencement of operation.

See accompanying Notes to Financial Statements.

RWN3 Conservative Allocation Fund
FINANCIAL HIGHLIGHTS

Per share operating performance
For a capital share outstanding throughout the Period

	For the Period from
	March 31, 2010*
	to August 31, 2010
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income	0.06
Net realized and unrealized loss on investments	(0.22)
Total from investment operations	(0.16)

Net asset value, end of period	$9.84

Total return	-1.60	% †

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$735

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	42.00	% ‡
After fees waived and expenses absorbed	1.25	% ‡
Ratio of net investment income to average net assets	2.22	% ‡

Portfolio turnover rate	106	% †

*	The Fund commenced operations on March 31, 2010.
†	Not annualized.
‡	Annualized.

See accompanying Notes to Financial Statements

RWN3 Conservative Allocation Fund
NOTES TO FINANCIAL STATEMENTS – August 31, 2010
(Unaudited)

Note 1 – Organization
RWN3 Conservative Allocation Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital growth through an asset allocation strategy while also seeking to preserve principal.  The Fund commenced investment operations on March 31, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $34,769, which are being amortized over a one-year period from March 31, 2010 (commencement of operations).

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

RWN3 Conservative Allocation Fund
NOTES TO FINANCIAL STATEMENTS – August 31, 2010
(Unaudited) – Continued

(d) Distributions to Shareholders
The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(e) Accounting Standards
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken or expected to be taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted the Income Tax Statement in fiscal year 2009. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of October 31, 2009. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in 2009.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with RWN3 LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fees and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.25% of the Fund's average daily net assets until June 30, 2011.

For the period March 31, 2010 to August 31, 2010, the Advisor waived all of its advisory fees and reimbursed other expenses totaling $84,185.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred.  At August 31, 2010, the amount of these potentially recoverable expenses was $86,295.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  As of August 31, 2010, the Advisor may recapture a portion of the following amounts no later than the dates stated below:

February 28, 2013	$86,295

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

RWN3 Conservative Allocation Fund
NOTES TO FINANCIAL STATEMENTS – August 31, 2010
(Unaudited) – Continued

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period March 31, 2010 to August 31, 2010, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period March 31, 2010 to August 31, 2010, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At August 31, 2010, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$788,923

Gross unrealized appreciation	8,741
Gross unrealized depreciation	(5,719)
Net unrealized appreciation on investments	$3,022

Note 5 – Investment Transactions
For the period March 31, 2010 to August 31, 2010, purchases and sales of investments, excluding short-term investments, were $1,289,399 and $560,982, respectively.

Note 6 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

RWN3 Conservative Allocation Fund
NOTES TO FINANCIAL STATEMENTS – August 31, 2010
(Unaudited) – Continued

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock[1]	$200,158	$-	$-	$200,158
Exchange Traded Funds	517,149	-	-	517,149
Short-term Investments	43,624	-	-	43,624
Total Investments in Securities	$760,931	$-	$-	$760,931

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

Note 8 – Accounting Pronouncement:
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund did not hold any securities requiring disclosure.

Note 9 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

RWN3 Conservative Allocation Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on March 24-25, 2010, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and RWN3 LLC (“RWN3”) with respect to the RWN3 Conservative Allocation Fund series of the Trust (the “Fund”) for an initial two-year term.  In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that the Advisory Agreement is in the best interests of the Fund.

Background

In advance of the meeting, the Board received information about the Advisory Agreement from RWN3 and Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators.  In addition, the Independent Trustees received a memorandum from their legal counsel discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement.  Before voting the Independent Trustees discussed approval of the Advisory Agreement in a private session at which no representatives of RWN3 were present.

In approving the Advisory Agreement, the Board (including the Independent Trustees) considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, Extent and Quality of Services

The Board and the Independent Trustees considered the overall quality of services expected to be provided to the Fund by RWN3 and discussed the specific responsibilities of RWN3 under the Advisory Agreement.  The Board and the Independent Trustees considered information regarding the resources that RWN3 would commit to managing the Fund, including information about the personnel that would be involved in managing the Fund’s investments. In addition, they considered information about RWN3’s investment philosophy and process, its research process and its brokerage and trading practices. The Trustees noted that, because the Fund was a proposed new series and the Fund’s portfolio manager had not previously managed any funds or accounts using substantially similar strategies to those of the Fund, performance information had not been provided.  The Trustees also considered a report on RWN3’s compliance policies and procedures, including information about its code of ethics.  The Board and the Independent Trustees determined that the nature, extent and quality of the services to be provided by RWN3 to the Fund were satisfactory.

RWN3 Conservative Allocation Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fees and Expense Ratio

The Board and the Independent Trustees reviewed a comparison of the Fund’s proposed management fee to the current advisory fees of other funds in a group of comparable funds selected by the Trust’s co-administrators (the “peer group”).  In addition, they reviewed a comparison of the Fund’s estimated total expenses to the current expenses of other funds in the Fund’s peer group. In assessing this information, the Board (including the Independent Trustees) noted, among other things, that the proposed advisory fees to be paid by the Fund and its estimated total expenses were higher than the averages, but within the ranges, of those of other funds in the Fund’s peer group.  The Board and the Independent Trustees determined that the fees and expenses for the Fund were reasonable in light of the nature, extent and quality of the services to be provided by RWN3.

Estimated Profitability of Advisory Agreement

The Board and the Independent Trustees reviewed information about RWN3’s expected revenues and expenses with respect to the Fund. Based on the information provided, the Board and the Independent Trustees determined that the estimated profitability of the Advisory Agreement to RWN3 was reasonable in light of the nature, extent and quality of services to be provided to the Fund.

Economies of Scale

The Board and the Independent Trustees noted that initially, the Fund’s asset levels would likely be too low to achieve significant economies of scale. As a result, the Board and the Independent Trustees concluded that the matter of such economies, and the extent to which the Fund’s fee levels reflect those economies for the benefit of Fund investors, would be reviewed in the future as Fund assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that the Advisory Agreement is in the best interests of the Fund and, accordingly, approved the Advisory Agreement for an initial two-year term.

PRIVACY NOTICE

The RWN3 Conservative Allocation Fund collects non-public information about you from the following sources:

•	Information we receive about you on the application form or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
RWN3 LLC
561 Garden Drive, Unit B
Windsor, Colorado  80550

Independent Counsel
Bingham McCutchen LLP
355 S. Grand Avenue, Suite 4400
Los Angeles, California  90071

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

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FUND INFORMATION

	TICKER	CUSIP
RWN3 Conservative Allocation Fund	RWNCX	461 418 774

Privacy Principles of the RWN3 Conservative Allocation Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the RWN3 Conservative Allocation Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1-888-796-RWN3 (7963), on the Fund’s website at www.RWN3.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 1-888-796-RWN3 (7963), on the Fund’s website at www.RWN3.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at 1-888-796-RWN3 (7963). The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

RWN3 Conservative Allocation Fund
803 West Michigan Street
Milwaukee, WI 53233-2301
Toll Free: 1-888-796-RWN3 (7963)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title)    /s/ John P. Zader
           John P. Zader, President

Date   November 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ John P. Zader
           John P. Zader, President

Date November 8, 2010

By (Signature and Title)    /s/ Rita Dam
           Rita Dam, Treasurer
Date November 8, 2010